Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Changes In Provision Balance (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Balance at beginning of year	$ 259	$ 1,578
Additional provisions/increase in provisions	159	168
Provisions utilized	(208)	(229)
Amounts reversed	(41)	(1,255)
Foreign exchange and other	2	(3)
Balance at end of year	171	259
Restructuring and severance [member]
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Balance at beginning of year	164	335
Additional provisions/increase in provisions	125	101
Provisions utilized	(129)	(210)
Amounts reversed	(36)	(59)
Foreign exchange and other		(3)
Balance at end of year	124	164
Legal [member]
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Balance at beginning of year	95	1,243
Additional provisions/increase in provisions	34	67
Provisions utilized	(79)	(19)
Amounts reversed	(5)	(1,196)
Foreign exchange and other	2
Balance at end of year	$ 47	$ 95